Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable and Accrued Liabilities, Current [Abstract]
Research and development	$ 2,962,025	$ 573,465
General and administrative	1,027,495	943,376
Wages and payroll remittances	40,171	20,705
Employee bonus payable	1,518,256	1,493,981
Taxes payable	1,606
Total	$ 5,549,553	$ 3,031,527